Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses

NOTE 14 - OTHER OPERATING EXPENSES

The following is a summary of other operating expenses for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
		(Dollars in thousands)

Equipment and vehicle	$1,096	$1,067	$1,195
Professional and examination	838	687	711
FDIC premium assessments	372	528	669
Postage, stationery, and supplies	483	481	542
State franchise and other taxes	512	516	516
Advertising and marketing	217	190	192
Third party computer processing	223	278	275
MasterCard franchise and processing	125	134	152
Other	1,849	1,684	1,464

Total	$5,715	$5,565	$5,716